PIMCO Funds

Supplement Dated December 23, 2015 to the Asset Allocation Funds Prospectus, dated July 31, 2015, as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO RealPath™ Income Fund, PIMCO RealPath™ 2020 Fund, PIMCO RealPath™ 2025 Fund, PIMCO RealPath™ 2030 Fund, PIMCO RealPath™ 2035 Fund, PIMCO RealPath™ 2040 Fund, PIMCO RealPath™ 2045 Fund, PIMCO RealPath™ 2050 Fund and PIMCO RealPath™ 2055 Fund (each, a “Fund” and collectively, the “Funds”)

Effective December 22, 2015, each of the Funds is jointly managed by Mihir Worah, Rahul Devgon and Graham A. Rennison. Accordingly, effective December 22, 2015, the paragraph in the “Investment Adviser/Portfolio Manager” section of each Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Mihir Worah, Rahul Devgon and Graham A. Rennison. Mr. Worah is CIO Real Return and Asset Allocation and a Managing Director of PIMCO, and Messrs. Devgon and Rennison are Senior Vice Presidents of PIMCO. Messrs. Worah, Devgon and Rennison have jointly managed the Fund since December 2015.

Additionally, effective December 22, 2015, disclosure concerning the portfolio managers of the Funds in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO RealPath™ Income	Rahul Devgon	12/15

Senior Vice President, PIMCO. Mr. Devgon is a portfolio manager focusing on asset allocation strategies. Prior to joining PIMCO in 2013, Mr. Devgon was associated with Moore Capital where he traded global macro assets.

PIMCO RealPath™ 2020		12/15

PIMCO RealPath™ 2025		12/15

PIMCO RealPath™ 2030		12/15

PIMCO RealPath™ 2035		12/15

PIMCO RealPath™ 2040		12/15

PIMCO RealPath™ 2045		12/15

PIMCO RealPath™ 2050		12/15

PIMCO RealPath™ 2055		12/15

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO RealPath™ Income	Graham A. Rennison	12/15

Senior Vice President, PIMCO. Mr. Rennison is a member of the quantitative portfolio management group, focusing on multi-asset class systematic strategies. Prior to joining PIMCO in 2011, Mr. Rennison was associated with Barclays Capital and Lehman Brothers, researching and publishing widely on quantitative strategies in the credit markets.

PIMCO RealPath™ 2020		12/15

PIMCO RealPath™ 2025		12/15

PIMCO RealPath™ 2030		12/15

PIMCO RealPath™ 2035		12/15

PIMCO RealPath™ 2040		12/15

PIMCO RealPath™ 2045		12/15

PIMCO RealPath™ 2050		12/15

PIMCO RealPath™ 2055		12/15

PIMCO Global Multi-Asset	Mihir Worah	1/14

CIO Real Return and Asset Allocation and Managing Director, PIMCO. Mr. Worah is a portfolio manager and head of the real return and multi-asset portfolio management teams. Prior to joining PIMCO in 2001, he was a postdoctoral research associate at the University of California, Berkeley, and the Stanford Linear Accelerator Center, where he built models to explain the difference between matter and anti-matter. In 2012 he coauthored “Intelligent Commodity Indexing,” published by McGraw-Hill. He has investment experience since 2003 and holds a Ph.D. in theoretical physics from the University of Chicago.

PIMCO Multi-Strategy Alternative		12/14*

PIMCO RealPath™ Income		12/15

PIMCO RealPath™ 2020		12/15

PIMCO RealPath™ 2025		12/15

PIMCO RealPath™ 2030		12/15

PIMCO RealPath™ 2035		12/15

PIMCO RealPath™ 2040		12/15

PIMCO RealPath™ 2045		12/15

PIMCO RealPath™ 2050		12/15

PIMCO RealPath™ 2055		12/15

*	Inception of the Fund.

Investors Should Retain This Supplement For Future Reference

PIMCO_SUPP1_122315

PIMCO Funds

Supplement Dated December 23, 2015 to the

Quantitative Strategies Prospectus, dated July 31, 2015,

as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO TRENDS Managed Futures Strategy Fund (the “Fund”)

Effective December 22, 2015, the Fund is jointly managed by Matthew P. Dorsten, Graham A. Rennison and Josh Davis. Accordingly, effective December 22, 2015, the paragraph in the “Investment Adviser/Portfolio Manager” section of the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Matthew P. Dorsten, Graham A. Rennison and Josh Davis. Messrs. Dorsten and Rennison are Senior Vice Presidents of PIMCO, and Dr. Davis is an Executive Vice President of PIMCO. Messrs. Dorsten and Rennison have managed the Fund since its inception in December 2013, and Dr. Davis has managed the Fund since December 2015.

Additionally, effective December 22, 2015, disclosure concerning the portfolio managers of the Fund in the table in the “Management of the Fund—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO TRENDS Managed Futures Strategy Fund	Josh Davis	12/15

Executive Vice President, PIMCO. Dr. Davis is a member of PIMCO’s global quantitative portfolio group and focuses on portfolio solutions and quantitative strategy, including asset allocation, tail risk hedging, foreign exchange and variable annuities. Prior to joining PIMCO in 2008, he was a consulting strategist with Prime International Trading in Chicago.

	Matthew P. Dorsten	12/13*	Senior Vice President, PIMCO. Mr. Dorsten is a member of the quantitative portfolio management group, focusing on quantitative strategy and passive replication. Mr. Dorsten joined PIMCO in 2006.

	Graham A. Rennison	12/13*

Senior Vice President, PIMCO. Mr. Rennison is a member of the quantitative portfolio management group, focusing on multi-asset class systematic strategies. Prior to joining PIMCO in 2011, Mr. Rennison was associated with Barclays Capital and Lehman Brothers, researching and publishing widely on quantitative strategies in the credit markets.

*	Inception of the Fund.

Investors Should Retain This Supplement For Future Reference

PIMCO_SUPP2_122315